Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENTS OF INCOME (Unaudited) [Abstract]
Revenue	$ 35,945	$ 26,017	$ 71,662	$ 51,147
Time charter expenses	(1,129)	(963)	(1,659)	(1,390)
Direct vessel expenses	(601)	0	(1,103)	0
Management fees	(11,102)	(8,056)	(22,057)	(15,640)
General and administrative expenses	(765)	(889)	(1,677)	(1,915)
Write-off of deferred finance costs		(935)		(935)
Depreciation and amortization	(12,043)	(8,297)	(23,989)	(16,341)
Interest income	114	417	291	897
Interest expenses and finance cost, net	(12,112)	(9,976)	(24,319)	(18,869)
Other (expense)/income, net	(235)	(517)	135	(559)
Net loss	(1,928)	(3,199)	(2,716)	(3,605)
Dividend declared on preferred shares Series B	(27)	(27)	(54)	(54)
Undistributed loss attributable to Series C participating preferred shares	311	526	441	527
Net loss attributable to common shareholders	$ (1,644)	$ (2,700)	$ (2,329)	$ (3,132)
Net loss per share, basic	$ (0.04)	$ (0.07)	$ (0.06)	$ (0.07)
Weighted average number of shares, basic	40,517,413	39,356,450	40,517,413	43,130,837
Net loss per share, diluted	$ (0.04)	$ (0.07)	$ (0.06)	$ (0.07)
Weighted average number of shares, diluted	40,517,413	39,356,450	40,517,413	43,130,837